Taxation (Details)	12 Months Ended
Dec. 31, 2017
Taxation
U.S. Federal income tax rate (in percent)	4.00%
U.S. source gross transportation income percentage over gross shipping income (in percent)	50.00%
Number of years that the Group did not qualify for tax exemption	3 years